Acquisition of Aires - Additional Information (Detail) - USD ($)		12 Months Ended
	Feb. 27, 2014	Dec. 31, 2014
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Purchase price of acquisition, based calculated number of shares and average closing prices per share		$ 3,270,000
Business combination, bargain purchase gain recognized, amount		$ 486,000
Deferred income tax liability resulting from the acquisition	$ 795,000
Aires [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Additional Common stock shares issued	1,049,706
Agreement holdback period	6 months
Additional aggregate unregistered shares of common stock	4,053,996
Total merger consideration	5,103,702
Milestone payments	$ 0
Earn-out payments	0
Purchase price of acquisition, based calculated number of shares and average closing prices per share	$ 3,300,000
Average closing price	$ 0.80
Business combination, bargain purchase gain recognized, amount	$ 500,000
IPR&D, AIR-001 program, fair value	2,000,000
Deferred income tax liability resulting from the acquisition	$ 800,000